Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Feb. 28, 2014
Morgan Stanley Multi Cap Growth Trust | A
Risk/Return:
Trading Symbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B
Risk/Return:
Trading Symbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | L
Risk/Return:
Trading Symbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:
Trading Symbol	CPODX